Note 7 & 8 - Notes Payable	6 Months Ended
Feb. 28, 2018
Notes
Note 7 & 8 - Notes Payable

Note 7 - Notes Payable

On July 26, 2016, the Company entered into short term note agreement with Beaufort Capital Partners, LLC., in the amount of $50,000 with an interest rate of 10% per annum, with a due date of October 26, 2016.  It has been paid in full.

On August 30, 2016, the Company entered into a short term note agreement with Beaufort Capital Partners, LLC.,             in the amount of $40,000 with an interest rate of 10% per annum, with a due date of December 1, 2016.The balance has been paid in full.

On May 2, 2017, the Company entered into a short-term note agreement with an investor in the amount of $50,000 with an interest rate of 10% per annum, with a due date of September 2, 2017. The balance has been paid in full.

On May 24, 2017, the Company entered into a convertible promissory note with an investor in the amount of $105,000 with an interest rate of 8% per annum, with a due date of May 24, 2018. Convertible 180 days after issuance, at 80% of the lowest trading price over the previous 20 trading days. The balance has been paid in full.

On February 21, 2018, the Company entered into a Promissory Note in the amount of $45,000, with an interest rate of 8% per annum, with a due date of November 21, 2018, which can be prepaid at any time, without consequence, and is not convertible.

Note 8 - Related Party Note

As of August 31, 2016, we have related party payable to Dieter Sauer in the amount of $5,000 for consulting in the month of August, 2016, and as of three months ended February 28, 2017 we had a related party payable.